Cover	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	vTv Therapeutics Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37524
Entity Tax Identification Number	47-3916571
Entity Address, Address Line One	3980 Premier Drive, Suite 110
Entity Address, City or Town	High Point
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27265
City Area Code	336
Local Phone Number	841-0300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.01 per share
Trading Symbol	VTVT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001641489